UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: Inflation-Protected Securities Fund
(Institutional Class and Investor Class)
Semi-Annual Report
October 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of October 30, 2020 (unaudited)
Rating	Percentage of Fund Investments
Aaa	88.19%
A2	1.50
A3	0.25
Baa1	1.87
Baa2	3.26
Baa3	3.46
Ba1	0.74
Not Rated	0.47
Short Term Investments	0.26
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(05/01/20)	(10/30/20)	(05/01/20 – 10/30/20)
Institutional Class
Actual	$1,000.00	$1,044.30	$1.79 *
Hypothetical (5% return before expenses)	$1,000.00	$1,023.30	$1.77 *
Investor Class
Actual	$1,000.00	$ 996.00	$1.07 **
Hypothetical (5% return before expenses)	$1,000.00	$1,006.70	$1.09 **
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 183/365 days to reflect the one-half year period.
** Expenses are equal to the Fund's annualized expense ratio of 0.70% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 57/365 days to reflect the share class's inception date of September 3, 2020 through October 30, 2020.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 15.80%
$ 1,750,000	Allegro VII Ltd(a)(b) Series 2018-1A Class A 1.32%, 06/13/2031 3-mo. LIBOR + 1.10%	$ 1,715,831
1,100,000	Bain Capital Credit(a)(b) Series 2018-1A Class A1 1.18%, 04/23/2031 3-mo. LIBOR + 0.96%	1,081,245
	CIFC Funding Ltd(a)(b)
	Series 2017-3A Class A1
650,000	1.44%, 07/20/2030 3-mo. LIBOR + 1.22%	643,488
	Series 2017-5A Class A1
600,000	1.40%, 11/16/2030 3-mo. LIBOR + 1.18%	594,613
490,000	Dryden 55 Ltd(a)(b) Series 2018-55A Class A1 1.24%, 04/15/2031 3-mo. LIBOR + 1.02%	483,265
251,428	Educational Funding of the South Inc(b) Series 2011-1 Class A2 0.87%, 04/25/2035 3-mo. LIBOR + 0.65%	249,745
1,000,000	Elmwood IV Ltd(a)(b) Series 2020-1A Class A 1.48%, 04/15/2033 3-mo. LIBOR + 1.24%	988,833
700,000	Halsey Point 2 Ltd(a)(b) Series 2020-2A Class A1 2.08%, 07/20/2031 3-mo. LIBOR + 1.86%	703,088
1,050,000	Halsey Point I Ltd(a)(b) Series 2019-1A Class A1A1 1.57%, 01/20/2033 3-mo. LIBOR + 1.35%	1,041,581
550,000	ICG US Ltd(a)(b) Series 2018-3A Class A1 1.47%, 01/24/2032 3-mo. LIBOR + 1.25%	542,339
600,000	Jamestown XV Ltd(a)(b) Series 2020-15A Class A 1.56%, 04/15/2033 3-mo. LIBOR + 1.34%	593,608
1,000,000	Kayne III Ltd(a)(b) Series 2019-3A Class A 1.70%, 04/15/2032 3-mo. LIBOR + 1.48%	1,000,881
1,000,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class A 0.97%, 04/15/2029 3-mo. LIBOR + 0.75%	984,119
600,000	Marble Point XVII Ltd(a)(b) Series 2020-1A Class A 0.35%, 04/20/2033 3-mo. LIBOR + 1.30%	591,854
1,000,000	Midocean Credit VIII(a)(b) Series 2018-8A Class A1 1.41%, 02/20/2031 3-mo. LIBOR + 1.15%	988,495
Principal Amount		Fair Value
Non-Agency — (continued)
$ 300,000	Nassau Ltd(a)(b) Series 2019-IA Class ANA 1.73%, 04/15/2031 3-mo. LIBOR + 1.51%	$ 287,488
117,451	Nelnet Student Loan Trust(a)(b) Series 2016-1A Class A 0.96%, 09/25/2065 1-mo. LIBOR + 0.80%	116,445
400,000	NetApp Inc Series 2020-1A Class A2 1.88%, 06/22/2025	400,292
600,000	Newark BSL 1 Ltd(a)(b) Series 2016-1A Class A1R 1.31%, 12/21/2029 3-mo. LIBOR + 1.10%	593,239
600,000	OHA Credit Funding 5 Ltd(a)(b) Series 2020-5A Class A2A 1.67%, 04/18/2033 3-mo. LIBOR + 1.45%	594,172
600,000	OHA Loan Funding Ltd(a)(b) Series 2016-1A Class AR 1.48%, 01/20/2033 3-mo. LIBOR + 1.26%	593,509
600,000	Parallel Ltd(a)(b) Series 2017-1A Class A1R 1.25%, 07/20/2029 3-mo. LIBOR + 1.03%	588,452
184,965	SLC Student Loan Trust(b) Series 2010-1 Class A 1.13%, 11/25/2042 3-mo. LIBOR + 0.87%	185,289
1,300,000	Sound Point XX Ltd(a)(b) Series 2018-2A Class A 1.32%, 07/26/2031 3-mo. LIBOR + 1.10%	1,274,455
404,411	South Carolina Student Loan Corp(b) Series 2014-1 Class A1 0.89%, 05/01/2030 1-mo. LIBOR + 0.75%	401,941
500,000	TCW Ltd(a)(b) Series 2020-1A Class C 4.52%, 04/20/2028 3-mo. LIBOR + 4.30%	501,783
1,000,000	TICP XIV Ltd(a)(b) Series 2019-14A Class A1A 1.56%, 10/20/2032 3-mo. LIBOR + 1.34%	995,899
675,000	Venture 39 Ltd(a)(b) Series 2020-39A Class A1 1.50%, 04/15/2033 3-mo. LIBOR + 1.28%	666,000
600,000	Voya Ltd(a)(b) Series 2018-1A Class A1 1.16%, 04/19/2031 3-mo. LIBOR + 0.95%	586,901

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 300,000	Zais 15 Ltd(a)(b) Series 2020-15A Class A1 2.77%, 07/28/2030 3-mo. LIBOR + 2.55%	$ 301,845
TOTAL ASSET-BACKED SECURITIES — 15.80% (Cost $20,433,149)		$ 20,290,695
CORPORATE BONDS AND NOTES
Basic Materials — 0.45%
475,000	Nutrition & Biosciences Inc(a) 2.30%, 11/01/2030	477,687
100,000	Steel Dynamics Inc 1.65%, 10/15/2027	99,187
		576,874
Communications — 1.44%
450,000	AT&T Inc 2.30%, 06/01/2027	466,913
400,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	460,776
425,000	T-Mobile USA Inc(a) 3.75%, 04/15/2027	473,607
375,000	Verizon Communications Inc 4.33%, 09/21/2028	449,670
		1,850,966
Consumer, Cyclical — 0.44%
	Lowe's Cos Inc
225,000	1.30%, 04/15/2028	222,541
250,000	1.70%, 10/15/2030	248,277
100,000	Tractor Supply Co 1.75%, 11/01/2030	97,958
		568,776
Consumer, Non-Cyclical — 2.55%
425,000	AbbVie Inc(a) 3.20%, 11/21/2029	467,651
375,000	Anheuser-Busch InBev Worldwide Inc 4.75%, 01/23/2029	453,834
425,000	Becton Dickinson & Co 3.70%, 06/06/2027	481,007
400,000	Cigna Corp 4.13%, 11/15/2025	457,700
400,000	Constellation Brands Inc 3.70%, 12/06/2026	455,824
425,000	CVS Health Corp(c) 3.88%, 07/20/2025	477,077
400,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	478,186
		3,271,279
Principal Amount		Fair Value
Energy — 0.72%
$ 450,000	Energy Transfer Operating LP 4.20%, 04/15/2027	$ 467,613
400,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	457,942
		925,555
Financial — 3.24%
400,000	American International Group Inc 3.90%, 04/01/2026	455,821
475,000	American Tower Corp REIT 2.10%, 06/15/2030	476,482
450,000	Bank of America Corp(b) 2.59%, 04/29/2031 1-yr. SOFR + 2.15%	470,696
425,000	BNP Paribas SA(a) 3.38%, 01/09/2025	461,155
475,000	BPCE SA(a)(b) 1.65%, 10/06/2026 1-yr. SOFR + 1.52%	478,010
325,000	Citigroup Inc(b) 0.78%, 10/30/2024 1-yr. SOFR + 0.69%	324,880
425,000	Credit Suisse Group AG(a) 4.28%, 01/09/2028	480,856
	JPMorgan Chase & Co(b)
175,000	4.02%, 12/05/2024 3-mo. LIBOR + 1.00%	192,604
250,000	2.52%, 04/22/2031 1-yr. SOFR + 2.04%	263,342
450,000	Morgan Stanley(b) 2.70%, 01/22/2031 1-yr. SOFR + 1.14%	480,413
75,000	WP Carey Inc REIT 2.40%, 02/01/2031	73,942
		4,158,201
Industrial — 0.36%
450,000	Carrier Global Corp(a) 2.72%, 02/15/2030	470,373
Technology — 1.09%
425,000	Broadcom Inc 3.46%, 09/15/2026	462,295
	Dell International LLC / EMC Corp(a)
75,000	5.85%, 07/15/2025	88,066
400,000	6.02%, 06/15/2026	473,535
325,000	Hewlett Packard Enterprise Co 4.90%, 10/15/2025	373,597
		1,397,493
TOTAL CORPORATE BONDS AND NOTES — 10.29% (Cost $13,265,545)		$ 13,219,517

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.89%
$ 1,200,000	Great Wolf Trust(a)(b) Series 2019-WOLF Class A 1.18%, 12/15/2036 1-mo. LIBOR + 1.03%	$ 1,147,334
U.S. Government Agency — 8.60%
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit(b)
	Series 3208 Class FB
283,010	0.55%, 08/15/2036 1-mo. LIBOR + 0.40%	284,610
	Series 3208 Class FD
690,421	0.55%, 08/15/2036 1-mo. LIBOR + 0.40%	694,113
	Series 3208 Class FG
671,761	0.55%, 08/15/2036 1-mo. LIBOR + 0.40%	675,353
	Series 4203 Class QF
277,042	0.40%, 05/15/2043 1-mo. LIBOR + 0.25%	277,223
	Series 4821 Class FA
1,085,045	0.45%, 07/15/2048 1-mo. LIBOR + 0.30%	1,083,921
	Series 4936 Class FL
834,875	0.66%, 12/25/2049 1-mo. LIBOR + 0.50%	844,308
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit(b)
	Series 2010-39 Class FE
489,462	0.93%, 06/25/2037 1-mo. LIBOR + 0.77%	499,278
	Series 2018-39 Class FG
407,557	0.41%, 11/25/2033 1-mo. LIBOR + 0.25%	407,112
	Series 2018-60 Class FK
1,500,890	0.46%, 08/25/2048 1-mo. LIBOR + 0.30%	1,501,405
	Series 2018-72 Class FB
1,413,602	0.51%, 10/25/2058 1-mo. LIBOR + 0.35%	1,413,824
	Series 2019-41 Class FM
1,299,072	0.61%, 08/25/2049 1-mo. LIBOR + 0.45%	1,303,675
	Government National Mortgage Association(b)
	Series 2010-53 Class FC
415,214	0.97%, 04/20/2040 1-mo. LIBOR + 0.82%	421,464
	Series 2011-117 Class FJ
1,087,283	1.02%, 08/20/2041 1-mo. LIBOR + 0.87%	1,111,271
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2012-12 Class HF
$ 523,278	0.55%, 01/20/2042 1-mo. LIBOR + 0.40%	$ 524,478
		11,042,035
TOTAL MORTGAGE-BACKED SECURITIES — 9.49% (Cost $12,141,180)		$ 12,189,369
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
4,300,000	0.13%, 07/15/2024	4,947,318
12,500,000	0.13%, 10/15/2024	13,345,698
5,010,000	0.13%, 04/15/2025	5,320,188
1,810,000	0.63%, 01/15/2026	2,165,284
9,240,000	0.13%, 07/15/2026	10,781,201
3,510,000	0.38%, 01/15/2027	4,120,034
3,990,000	0.38%, 07/15/2027	4,665,036
3,370,000	0.50%, 01/15/2028	3,941,554
10,070,000	0.75%, 07/15/2028	11,854,280
9,750,000	0.88%, 01/15/2029	11,573,214
2,460,000	0.25%, 07/15/2029	2,759,838
2,600,000	0.13%, 07/15/2030	2,889,951
900,000	2.13%, 02/15/2040	1,627,649
1,420,000	United States Treasury Note/Bond 0.50%, 10/31/2027	1,406,022
TOTAL U.S. TREASURY BONDS AND NOTES — 63.37% (Cost $78,223,563)		$ 81,397,267

See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.26%
$ 327,120	Undivided interest of 27.33% in a repurchase agreement (principal amount/value $1,197,025 with a maturity value of $1,197,034) with Citigroup Global Markets Inc, 0.09%, dated 10/31/20 to be repurchased at $327,120 on 11/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/20 - 8/20/70, with a value of $1,220,966.(d)	$ 327,120
TOTAL SHORT TERM INVESTMENTS — 0.26% (Cost $327,120)		$ 327,120
TOTAL INVESTMENTS — 99.21% (Cost $124,390,557)		$127,423,968
OTHER ASSETS & LIABILITIES, NET — 0.79%		$ 1,020,139
TOTAL NET ASSETS — 100.00%		$128,444,107
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at October 30, 2020.
(c)	All or a portion of the security is on loan at October 30, 2020.
(d)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TIPS	Treasury Inflation Protected Securities
At October 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Long
Eurodollar Interest Rate Futures	7	USD	1,746,413	March 2021	$ 28,612
Eurodollar Interest Rate Futures	7	USD	1,746,500	June 2021	29,138
Eurodollar Interest Rate Futures	7	USD	1,746,500	September 2021	29,400
U.S. 10 Year Treasury Ultra Futures	8	USD	1,258,250	December 2020	(16,004)
U.S. 2 Year Treasury Note Futures	107	USD	23,630,281	December 2020	(1,755)
U.S. 5 Year Treasury Note Futures	104	USD	13,062,563	December 2020	(19,517)
Short
U.S. 10 Year Treasury Note Futures	14	USD	1,935,063	December 2020	3,116
U.S. Long Bond Futures	1	USD	172,469	December 2020	4,719
U.S. Ultra Bond Futures	4	USD	860,000	December 2020	8,604
				Net Appreciation	$ 66,313
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of October 30, 2020 (Unaudited)
At October 30, 2020, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Value(b)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Expiration Date	Net Unrealized Depreciation	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.IG.34 Index	$1,850,000	$7,506	$14,073	1.00%	June 20, 2025	$(6,567)	Sell	Quarterly
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
.
At October 30, 2020, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
1-mo. LIBOR	3-mo. LIBOR	5,400,000	July 25, 2024	$(21,045)	Quarterly
0.98%	3-mo. LIBOR	3,120,000	May 21, 2030	(45,170)	Quarterly
3-mo. LIBOR	1.16%	3,370,000	May 21, 2035	64,820	Quarterly
3-mo. LIBOR	0.86%	1,880,000	April 09, 2045	46,233	Quarterly
0.85%	3-mo. LIBOR	1,940,000	April 10, 2050	(39,324)	Quarterly
			Net Appreciation	$ 5,514
At October 30, 2020, the Fund held the following outstanding centrally cleared inflation swaps:
Rate Paid by the Fund	Rate Received by the Fund	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)	Payment Frequency
1.77%	CPI	4,800,000	February 01, 2022	$(22,642)	At Maturity
1.51%	CPI	6,600,000	February 20, 2022	(35,726)	At Maturity
1.83%	CPI	11,100,000	February 01, 2023	(97,447)	At Maturity
1.09%	CPI	14,300,000	June 12, 2023	209,795	At Maturity
1.64%	CPI	3,100,000	February 20, 2024	(21,387)	At Maturity
1.77%	CPI	2,500,000	August 05, 2024	(21,110)	At Maturity
1.72%	CPI	2,200,000	September 23, 2025	(4,288)	At Maturity
			Net Depreciation	$ 7,195
Abbreviations:
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
Currency Abbreviations
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of October 30, 2020 (Unaudited)
Great-West Core Strategies: Inflation-Protected Securities Fund
ASSETS:
Investments in securities, fair value (including $316,555 of securities on loan)(a)	$127,096,848
Repurchase agreements, fair value(b)	327,120
Cash	3,538,202
Cash pledged on futures contracts	121,972
Cash pledged on centrally cleared swaps	1,175,303
Interest receivable	196,722
Subscriptions receivable	2,730
Receivable for investments sold	1,519,975
Total Assets	133,978,872
LIABILITIES:
Payable for director fees	4,009
Payable for distribution fees	1,290
Payable for investments purchased	2,934,290
Payable for other accrued fees	48,108
Payable for shareholder services fees	42,982
Payable to investment adviser	21,453
Payable upon return of securities loaned	327,120
Redemptions payable	2,097,083
Variation margin on futures contracts	5,656
Variation margin on centrally cleared swaps	52,774
Total Liabilities	5,534,765
NET ASSETS	$128,444,107
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,289,445
Paid-in capital in excess of par	115,645,667
Undistributed/accumulated earnings	11,508,995
NET ASSETS	$128,444,107
NET ASSETS BY CLASS
Investor Class	$128,120,171
Institutional Class	$323,936
CAPITAL STOCK:
Authorized
Investor Class	55,000,000
Institutional Class	20,000,000
Issued and Outstanding
Investor Class	12,864,597
Institutional Class	29,855
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.96
Institutional Class	$10.85
(a) Cost of investments	$124,063,437
(b) Cost of repurchase agreements	$327,120
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended October 30, 2020 (Unaudited)
Great-West Core Strategies: Inflation-Protected Securities Fund
INVESTMENT INCOME:
Interest	$2,041,054
Income from securities lending	557
Dividends	(28)
Total Income	2,041,583
EXPENSES:
Management fees	274,493
Shareholder services fees – Investor Class(a)	39,375
Shareholder services fees–Class L(b)	245,866
Audit and tax fees	22,760
Custodian fees	4,714
Director's fees	1,834
Distribution fees – Class L(b)	174,320
Legal fees	10,303
Pricing fees	7,095
Registration fees	44,753
Shareholder report fees	10,251
Transfer agent fees	3,931
Other fees	944
Total Expenses	840,639
Less amount waived by investment adviser	88,129
Net Expenses	752,510
NET INVESTMENT INCOME	1,289,073
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	5,559,850
Net realized gain on credit default swaps	1,986
Net realized gain on interest rate swaps	42,396
Net realized gain on futures contracts	2,015,909
Net realized loss on inflation swaps	(598,865)
Net Realized Gain	7,021,276
Net change in unrealized appreciation on investments	264,850
Net change in unrealized depreciation on credit default swaps	(6,567)
Net change in unrealized appreciation on interest rate swaps	13,599
Net change in unrealized appreciation on inflation swaps	942,606
Net change in unrealized depreciation on futures contracts	(874,989)
Net Change in Unrealized Appreciation	339,499
Net Realized and Unrealized Gain	7,360,775
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,649,848
(a)Investor Class inception date was September 3, 2020.
(b)Class L ceased operations on October 5, 2020.
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended October 30, 2020 and fiscal year ended April 30, 2020
Great-West Core Strategies: Inflation-Protected Securities Fund	2020 (Unaudited)	2020
OPERATIONS:
Net investment income	$1,289,073	$1,823,576
Net realized gain	7,021,276	1,040,636
Net change in unrealized appreciation	339,499	994,651
Net Increase in Net Assets Resulting from Operations	8,649,848	3,858,863
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Class L(a)	-	(2,807,366)
Institutional Class	-	(6,109)
From Net Investment Income and Net Realized Gains	0	(2,813,475)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class(b)	188,672,121	-
Class L(a)	60,817,317	71,723,894
Institutional Class	112,763	187,359
Shares issued in reinvestment of distributions
Class L(a)	-	2,807,366
Institutional Class	-	6,109
Shares redeemed
Investor Class(b)	(60,343,638)	-
Class L(a)	(202,024,673)	(30,493,093)
Institutional Class	(8,408)	(71,224)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(12,774,518)	44,160,411
Total Increase (Decrease) in Net Assets	(4,124,670)	45,205,799
NET ASSETS:
Beginning of Period	132,568,777	87,362,978
End of Period	$128,444,107	$132,568,777
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class(b)	18,893,162	-
Class L(a)	5,762,391	6,953,944
Institutional Class	10,494	17,998
Shares issued in reinvestment of distributions
Class L(a)	-	275,773
Institutional Class	-	595
Shares redeemed
Investor Class(b)	(6,028,565)	-
Class L(a)	(18,622,379)	(2,971,705)
Institutional Class	(777)	(7,071)
Net Increase	14,326	4,269,534
(a)	Class L ceased operations on October 5, 2020.
(b)	Investor Class inception date was September 3, 2020.
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
10/30/2020(Unaudited) (c)	$10.00	0.14	(0.18)	(0.04)	—	—	—	$ 9.96	(0.40%) (d)
Institutional Class
10/30/2020(Unaudited)	$10.39	0.13	0.33	0.46	—	—	—	$10.85	4.43% (d)
4/30/2020	$10.22	0.22	0.26	0.48	(0.27)	(0.04)	(0.31)	$10.39	4.68%
4/30/2019 (e)	$10.00	0.19	0.07	0.26	(0.04)	—	(0.04)	$10.22	2.60% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
10/30/2020 (Unaudited)(c)	$128,120	0.88% (g)	0.70% (g)	8.97% (g)	52% (d)
Institutional Class
10/30/2020 (Unaudited)	$ 324	14.43% (g)	0.35% (g)	2.38% (g)	52% (d)
04/30/2020	$ 209	22.01%	0.38%	2.08%	59%
04/30/2019 (e)	$ 88	1.72% (g)	0.40% (g)	2.26% (g)	121% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Investor Class inception date was September 3, 2020.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was June 25, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Core Strategies: Inflation-Protected Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek real return consistent with the preservation of capital. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on October 5, 2020. Investor shares commenced operations on September 3, 2020. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - October 30, 2020

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Semi-Annual Report - October 30, 2020

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 20,290,695	$ —	$ 20,290,695
Corporate Bonds and Notes	—	13,219,517	—	13,219,517
Mortgage-Backed Securities	—	12,189,369	—	12,189,369
U.S. Treasury Bonds and Notes	—	81,397,267	—	81,397,267
Short Term Investments	—	327,120	—	327,120
Total investments, at fair value:	0	127,423,968	0	127,423,968
Other Financial Investments:
Futures Contracts(a)	103,589	—	—	103,589
Interest Rate Swaps(a)	—	111,053	—	111,053
Inflation Swaps(a)	—	209,795	—	209,795
Total Assets	$ 103,589	$ 127,744,816	$ 0	$ 127,848,405
Liabilities
Other Financial Investments:
Credit Default Swaps(a)	—	(6,567)	—	(6,567)
Futures Contracts(a)	$ (37,276)	$ —	$ —	$ (37,276)
Interest Rate Swaps(a)	—	(105,539)	—	(105,539)
Inflation Swaps(a)	—	(202,600)	—	(202,600)
Total Liabilities	$ (37,276)	$ (314,706)	$ 0	$ (351,982)
(a)	Credit Default Swaps, Futures Contracts, Interest Rate Swaps and Inflation Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Semi-Annual Report - October 30, 2020

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 30, 2020 were as follows:
Federal tax cost of investments	$124,535,373
Gross unrealized appreciation on investments	60,742,432
Gross unrealized depreciation on investments	(57,853,837)
Net unrealized appreciation on investments	$2,888,595
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including inflation swaps, interest rate swaps and futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Inflation Risk - The risk that the level of inflation and consumer prices will not be accurately predicted, which could significantly harm the Fund’s performance.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book

Semi-Annual Report - October 30, 2020

purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 222 futures contracts, net of both long and short positions, for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $1,850,000 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $20,224,286 in interest rate swaps for the reporting period.

Semi-Annual Report - October 30, 2020

Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps).
Inflation swaps are reported in a table following the Schedule of Investments. The Fund held an average notional amount of $36,625,714 in inflation swaps for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of October 30, 2020 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)			Net unrealized depreciation on credit default swaps	$(6,567)(a)
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$111,053 (a)	Net unrealized depreciation on interest rate swaps	$(105,539) (a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$103,589 (a)	Net unrealized depreciation on futures contracts	$(37,276)(a)
Inflation contracts (swaps)	Net unrealized appreciation on inflation swaps	$ 209,795	Net unrealized depreciation on inflation swaps	$(202,600) (a)
(a)Includes cumulative appreciation of interest rate contracts, futures contracts, credit contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended October 30, 2020 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$2,015,909	Net change in unrealized depreciation on futures contracts	$(874,989)
Credit contracts (swaps)	Net realized gain on credit default swaps	$ 1,986	Net change in unrealized depreciation on credit default swaps	$(6,567)
Interest rate contracts (swaps)	Net realized gain on interest rate swaps	$ 42,396	Net change in unrealized depreciation on interest rate swaps	$13,599
Inflation contracts (swaps)	Net realized loss on inflation swaps	$ (598,865)	Net change in unrealized appreciation on inflation swaps	$ 942,606
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.33% of the Fund’s average daily net assets up to $1 billion dollars, 0.28% of the Fund's average daily net assets over $1 billion dollars and 0.23% of the Fund's average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.

Semi-Annual Report - October 30, 2020

The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on August 28, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At October 30, 2020, the amounts available for recoupment were as follows:
Expires April 30, 2022	Expires April 30, 2023	Expires October 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$132,876	$148,133	$88,129	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. (the Sub-Adviser). The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $803,250 for the period January 1 through October 30, 2020.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $16,944,890 and $12,447,309, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $63,539,518 and $76,700,601, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of October 30, 2020, the Fund had securities on loan valued at $316,555 and received collateral as reported on the Statement of Assets and Liabilities of $327,120 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - October 30, 2020

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to October 30, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - October 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds’ Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The programis designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)	no changes were proposed to the program as of the date of the report, and
(v)	no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 14, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 14, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:December 14, 2020